Revenue (Tables)	12 Months Ended
Nov. 30, 2021
Text Block [Abstract]
Summary of net sales by product	Net sales by product were as follows:

	2021	2020

EGRIFTA ® and EGRIFTA SV ®	$43,009	$35,399

Trogarzo ®	26,814	30,654

	$69,823	$66,053

Summary of revenue by geographical area	Net sales by geography were as follows:

	2021	2020

Canada	$269	$354

United States	68,099	65,455

Europe	1,455	244

	$69,823	$66,053